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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Lawrence A. Oberman          Northbrook, IL         5/12/10
   -------------------------------    -----------------    ------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         37
                                        --------------------

Form 13F Information Table Value Total:      166,791
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2  COLUMN 3 COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8

                             TITLE OF            VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
   NAME OF ISSUER             CLASS     CUSIP   (x$1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE     SHARED  NONE
   --------------             -----     -----   --------  -------   ---  ---- ---------- --------     ----     ------  ----
ACCELRYS INC                   COM    00430U103    5,689    923,556  SH          SOLE                  923,556    0     0
ACCELRYS INC                   COM    00430U103      149     24,131  SH          OTHER                  24,131    0     0
AMBASSADORS GROUP INC          COM    023177108    7,866    711,898  SH          SOLE                  711,898    0     0
AMBASSADORS GROUP INC          COM    023177108      241     21,832  SH          OTHER                  21,832    0     0
ANGIODYNAMICS INC              COM    03475V101    5,285    338,345  SH          SOLE                  338,345    0     0
ANGIODYNAMICS INC              COM    03475V101      169     10,796  SH          OTHER                  10,796    0     0
BALCHEM CORP                   COM    057665200   19,054    772,984  SH          SOLE                  772,984    0     0
BALCHEM CORP                   COM    057665200      505     20,475  SH          OTHER                  20,475    0     0
BERKSHIRE HATHAWAY INC DEL    CL B    84670207     1,715     21,100  SH          SOLE                   21,100    0     0
BERKSHIRE HATHAWAY INC DEL    CL B    84670207       124      1,525  SH          OTHER                   1,525    0     0
DIVX INC                       COM    255413106    2,288    319,603  SH          SOLE                  319,603    0     0
DIVX INC                       COM    255413106       85     11,857  SH          OTHER                  11,857    0     0
DYNAMEX INC                    COM    26784F103    5,151    299,467  SH          SOLE                  299,467    0     0
LIQUIDITY SERVICES INC         COM    53635B107   15,791  1,368,355  SH          SOLE                1,368,355    0     0
LIQUIDITY SERVICES INC         COM    53635B107      406     35,150  SH          OTHER                  35,150    0     0
NVE CORP                     COM NEW  629445206   18,530    409,044  SH          SOLE                  409,044    0     0
NVE CORP                     COM NEW  629445206      607     13,400  SH          OTHER                  13,400    0     0
PHASE FORWARD INC              COM    71721R406    4,170    318,600  SH          SOLE                  318,600    0     0
PHASE FORWARD INC              COM    71721R406      119      9,100  SH          OTHER                   9,100    0     0
PURECYCLE CORP               COM NEW  746228303    4,577  1,879,839  SH          SOLE                1,879,839    0     0
PURECYCLE CORP               COM NEW  746228303      112     45,805  SH          OTHER                  45,805    0     0
REPLIGEN CORP                  COM    759916109    1,474    362,992  SH          SOLE                  362,992    0     0
REPLIGEN CORP                  COM    759916109       36      8,768  SH          OTHER                   8,768    0     0
SCIENTIFIC LEARNING CORP       COM    808760102   24,636  5,132,555  SH          SOLE                5,132,555    0     0
SCIENTIFIC LEARNING CORP       COM    808760102      223     46,355  SH          OTHER                  46,355    0     0
SURMODICS INC                  COM    868873100   14,634    698,844  SH          SOLE                  698,844    0     0
SURMODICS INC                  COM    868873100      544     25,983  SH          OTHER                  25,983    0     0
SYMYX TECHNOLOGIES             COM    87155S108    1,034    230,291  SH          SOLE                  230,291    0     0
SYMYX TECHNOLOGIES             COM    87155S108       25      5,600  SH          OTHER                   5,600    0     0
TECHNE CORP                    COM    878377100    3,464     54,479  SH          SOLE                   54,479    0     0
TECHNE CORP                    COM    878377100      102      1,600  SH          OTHER                   1,600    0     0
UNIVERSAL TECHNICAL INST INC   COM    913915104    9,559    418,903  SH          SOLE                  418,903    0     0
UNIVERSAL TECHNICAL INST INC   COM    913915104      366     16,029  SH          OTHER                  16,029    0     0
WEBSENSE INC                   COM    947684106   16,746    735,453  SH          SOLE                  735,453    0     0
WEBSENSE INC                   COM    947684106      581     25,500  SH          OTHER                  25,500    0     0
X-RITE INC                     COM    983857103      722    238,414  SH          SOLE                  238,414    0     0
X-RITE INC                     COM    983857103       12      4,000  SH          OTHER                   4,000    0     0